Common Stock (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Number of option outstanding	360,000	360,000
Number of option granted
Number of option exercised
Number of option forfeited	(360,000)
Number of option outstanding		360,000
Number of option exercisable
Weighted average exercise price of option outstanding	$ 0.5	$ 0.5
Weighted average exercise price of option granted
Weighted average exercise price of option exercised
Weighted average exercise price of option forfeited	$ 0.5
Weighted average exercise price of option outstanding		$ 0.5
Weighted average exercise price of option exercisable	$ 0.5	$ 0.5